Schedule of Other Assets (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Other Assets
Accounts receivable and other items	$ 12,723	$ 10,769
Accrued interest	5,111	3,765
Current income tax receivable	3,679	6,031
Defined benefit asset	1,390	1,406
Insurance-related assets, excluding investments	2,126	2,008
Prepaid expenses	1,881	1,323
Total	$ 26,910	$ 25,302